MUZINICH CREDIT OPPORTUNITIES FUND
Institutional Shares (Ticker: MZCIX)
Supra Institutional Shares (Ticker: MZCSX)

(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated August 31, 2021 to the Statutory Prospectus dated April 30, 2021
Effective August 31, 2021, Brian Nold, M.D., serves as a portfolio manager of the Fund. Michael L. McEachern, Anthony DeMeo, Joseph Galzerano, Warren Hyland, Torben Ronberg, and Thomas Samson will continue to serve as portfolio managers to the Fund.

1.The section titled “Summary Section - Muzinich Credit Opportunities Fund - Management” on page 10 of the prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Michael L. McEachern, MBA, CFA, Portfolio Manager, Managed the Fund since inception in 2013.
Anthony DeMeo, Portfolio Manager, Managed the Fund since 2016.
Joseph Galzerano, MBA, CPA, Portfolio Manager, Managed the Fund since 2018.
Warren Hyland, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2014.
Brian Nold, M.D., Portfolio Manager, Managed the Fund since 2021.
Torben Ronberg, MBA, Portfolio Manager, Managed the Fund since 2018.
Thomas Samson, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2014.

2.The following information is added to the table in the section titled “Management - Portfolio Managers” beginning on page 58 of the prospectus:

Portfolio Manager/Fund	Bio
Brian Nold Credit Opportunities Fund	Brian Nold joined Muzinich in 2021. Brian is a Portfolio Manager with 21 years of corporate credit experience. Prior to joining Muzinich, Brian was a Founding Partner and Chief Investment Officer of Column Park Asset Management. Before Column Park, Brian spent 10 years at Seix Investment Advisors as a Managing Director and Senior Portfolio Manager. He started his career in Global High Yield Research at Morgan Stanley. Brian graduated from University of Virginia with a Bachelor of Arts degree in Environmental Science. Brian is also a medical doctor with a Doctor of Medicine degree from the University of Virginia.

Please retain this Supplement with your prospectus.

MUZINICH CREDIT OPPORTUNITIES FUND
Institutional Shares (Ticker: MZCIX)
Supra Institutional Shares (Ticker: MZCSX)

(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated August 31, 2021 to the Statement of Additional Information (“SAI”) dated April 30, 2021
Effective August 31, 2021, Brian Nold, M.D., serves as a portfolio manager of the Fund. Michael L. McEachern, Anthony DeMeo, Joseph Galzerano, Warren Hyland, Torben Ronberg, and Thomas Samson will continue to serve as portfolio managers to the Fund.

1.The following information is added to the table in the section titled “Investment Advisor - Information Regarding Portfolio Managers - Other Accounts Under Management” on page 38 of the SAI:

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Credit Opportunities Fund
Brian Nold*	0	$0	0	$0	0	$0
*Brian Nold’s information is as of July 31, 2021.

2.The following information is added to the table in the section titled “Investment Advisor - Information Regarding Portfolio Managers - Other Accounts Under Management” on page 39 of the SAI:

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Credit Opportunities Fund
Brian Nold*	0	$0	0	$0	0	$0
*Brian Nold’s information is as of July 31, 2021.

3.The following information is added to the table in the section titled “Investment Advisor - Information Regarding Portfolio Managers - Portfolio Managers Ownership in the Funds” on page 43 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
Brian Nold*	$100,001 - $500,000	None	None	None
*Brian Nold’s information is as of July 31, 2021.

Please retain this Supplement with your SAI.